Current Expected Credit Losses	6 Months Ended
Jun. 30, 2021
Credit Loss [Abstract]
Current Expected Credit Losses

3.	Current Expected Credit Losses
In June 2016, FASB issued ASU
2016-13,
Financial Instruments—Credit Losses, which changes the recognition model for the impairment of financial instruments, including accounts receivable, loans and held-to-maturity
debt securities, among others. The Company adopted this guidance as of January 1, 2020.
Using the modified retrospective method, reporting periods beginning after January 1, 2020, are presented under Topic 326 while comparative periods continue to be reported in accordance with previously applicable GAAP and have not been restated. The adoption of Topic 326 did not have a material impact on our consolidated financial statements. The total provision on transition was $0.1 million and has been presented as an adjustment to equity in the unaudited condensed consolidated statements of stockholders’ equity. For the amounts calculated for the Current Expected Credit Loss (“CECL”) model for the year ended December 31, 2020, since transition, the Company has recognized an expense in our unaudited condensed consolidated statements of operations. As the amount is immaterial, it is presented within general and administration costs rather than a separate line. For financial assets measured at amortized cost within the scope of Topic 326, we have separately presented on the statement of financial position the allowance for credit losses as a contra-asset that is deducted from the asset’s amortized cost basis.
Management has assessed the financial assets that fall under the scope of the new standard and have determined how to apply the model to each one. Cash, cash equivalents and restricted cash as insurance debtor amounts are considered to have negligible risk of loss based on consideration of whether the balances have short-term maturities and whether the counterparty has an investment grade credit rating, limiting any credit exposure, and as such no impairment allowance has been recognized. Trade receivables are presented net of allowances for doubtful debt based on observable events and expected credit losses. At each balance sheet date, all potentially uncollectible accounts are assessed individually for the purpose of determining the appropriate provision for doubtful accounts. The expected credit loss allowance is calculated using loss rates which reflect similar risk characteristics. Management have considered that trade receivables should be split into two pools with similar risk characteristics. Pool 1 consists of freight and recharge receivables for which management have made estimates of losses based on an aging matrix. Pool 2 consists of demurrage receivables where the percentage historical recovery/loss data over the last five years is utilized to model an estimate of expected credit losses.
Our trade receivables have short maturities so we have considered that forecasted changes to economic conditions will have an insignificant effect on the estimate of the allowance, except in extraordinary circumstances. Contract assets have been deemed as being at remote risk as there have been no historical contract assets recognized which were not subsequently invoiced to customers and paid. The risk of expected losses for these assets is deemed to be remote and an appropriate percentage of expected losses has been applied to the whole balance.
The activity in the allowance for credit losses for financial assets within the scope of ASU
2016-13
for the year ended December 31, 2020 and the six months ended June 30, 2021 was as follows:

(in thousands)
Balance as at December 31, 2019	$—
Allowance recognized on transition	151
Provision for expected credit losses during 2020	10

Balance as at December 31, 2020	$161
Current period provision for expected credit losses	136

Balance as at June 30, 2021	$297

In November 2018, the FASB issued ASU
2018-19,
Codification Improvements to Topic 326, Financial Instruments—Credit Losses which, amongst other things, clarifies that the receivables arising from operating leases are not within the scope of the credit losses standard, but rather, should be accounted for in accordance with the new leasing standard, ASC 842, which was adopted by the Company on January 1, 2019. The amendments relating to ASU
2016-13,
Topic 326, were adopted on January 1, 2020, and did not have a material impact on our consolidated financial statements.

In April 2019, the FASB issued ASU
2019-04,
Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments which, amongst other things, clarifies certain aspects of accounting for credit losses, hedging activities and financial instruments, respectively. The amendments within ASU
2019-04
have various effective dates of adoption. The amendments relating to Topic 326 and Topic 825 were adopted on January 1, 2020 and did not have a material impact on our consolidated financial statements. The amendments within ASU
2019-04
relating to Topic 815, Derivatives and Hedging were effective from the first annual reporting period beginning after April 25, 2019. The Company adopted the amendments on January 1, 2020. The Company has no derivatives for which hedge accounting has been applied and as such, the amendments contained in this section of ASU
2019-04
are not applicable and there was no impact on our consolidated financial statements on adoption.
In May 2019, the FASB issued ASU
2019-05,
Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief which provides transition relief for entities adopting the credit losses standard, ASU
2016-13.
Specifically, ASU
2019-05
amends ASU
2016-13
to allow companies to irrevocably elect, on adoption of ASU
2016-13,
the fair value option for financial instruments that were previously recorded at amortized cost, are within the scope of the guidance in ASC
326-20,
are eligible for the fair value option under ASC
825-20
and are not
held-to-maturity
debt securities. ASU
2019-05
is required to be adopted at the same time as ASU
2016-13.
We adopted both ASU
2016-13
and ASU
2019-05
on January 1, 2020. The adoption of this amendment did not have a material impact on our consolidated financial statements or related disclosures.
In May 2019, the FASB issued ASU
2019-11,
Financial Instruments—Credit Losses (Topic 326): Codification Improvements, which revises certain aspects of the new guidance on Topic 326 for credit losses. Matters addressed in this amendment include purchased credit-deteriorated
assets, transition relief for troubled debt restructurings, disclosure relief for accrued interest receivable, and financial assets secured by collateral maintenance provisions. ASU
2019-11
is required to be adopted at the same time as ASU
2016-13.
We adopted both ASU
2016-13
and ASU
2019-11
on January 1, 2020 and the adoption of this standard did not have a material impact on our consolidated financial statements and related disclosures.